Exhibit G.1.b.iv

SECTION 16(A) BENEFICIAL OWNERSHIP REPORTING COMPLIANCE

For the most recent fiscal year, to the Fund’s knowledge, based solely on a review of reports furnished to the Fund and on representations made, all required persons, except as noted below, complied with all filing requirements pursuant to Section 16(a).

Two Form 4 filings covering three transactions were not timely filed on behalf of two the Fund’s portfolio managers. Form 4s have since been filed reporting these transactions.

A Form 4 filing covering one transaction was not timely filed on behalf of one officer of the Fund. The Form 4 has since been filed reporting this transaction.